Earnings Per Share (Tables)	12 Months Ended
Dec. 27, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
We computed our basic and diluted earnings per share of common stock for each period as follows:

(In Millions, Except Per Share Amounts)	2014	2013	2012
Net income available to common stockholders	$11,704	$9,620	$11,005
Weighted average shares of common stock outstanding—basic	4,901	4,970	4,996
Dilutive effect of employee equity incentive plans	75	68	100
Dilutive effect of convertible debt	80	59	64
Weighted average shares of common stock outstanding—diluted	5,056	5,097	5,160
Basic earnings per share of common stock	$2.39	$1.94	$2.20
Diluted earnings per share of common stock	$2.31	$1.89	$2.13